Restructuring and Related Charges, Net - Restructuring and Related Charges, Net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges, net	$ 109	$ 87	$ 121
Less: non-cash charges, including accelerated depreciation	(8)	(9)	(16)
Total charges expected to be settled in cash	101	78	105
Acquisition-related restructuring actions
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges, net	9	17	30
2013 program
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges, net	23	0	0
2011 program
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges, net	71	63	42
2009 and prior programs
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges, net	$ 6	$ 7	$ 49